Columbia Strategic California Municipal Income Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.1%
Los Angeles Department of Water & Power(a)
Revenue Bonds
Series 2023C-1 (TD Bank)
07/01/2057	4.050%	7,000,000	7,000,000
Total Floating Rate Notes (Cost $7,000,000)			7,000,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
County of Sacramento Airport System
Revenue Bonds
Series 2024
07/01/2054	5.000%	2,500,000	2,693,362
San Diego County Regional Airport Authority(b)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,595,744
San Francisco City & County Airport Commission-San Francisco International Airport(b)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,301,541
Series 2024-2
05/01/2049	5.250%	1,000,000	1,055,887
Total			9,646,534
Charter Schools 9.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,123,866
California Infrastructure & Economic Development Bank(c)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,251,825
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	2,120,581
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	844,769
06/15/2049	5.000%	1,400,000	1,288,956
California School Finance Authority(c)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,450,593
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	687,979
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,022,033
07/01/2045	5.000%	1,705,000	1,708,267
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,892,137
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	761,788
06/01/2061	4.000%	2,890,000	2,085,038
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,515,927
Series 2018
08/01/2048	5.000%	1,750,000	1,769,416
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,813,882
Integrity Charter School Project
Series 2024
07/01/2064	5.600%	1,000,000	998,362
KIPP Los Angeles Projects
Series 2015A
07/01/2045	5.000%	1,000,000	1,000,861
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	825,058
Total			32,161,338

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.4%
California Municipal Finance Authority(b)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	3,900,000	3,882,833
California Municipal Finance Authority(a),(b)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	770,103
Total			4,652,936
Higher Education 1.9%
California Statewide Communities Development Authority(c)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,004,207
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,300,000	1,301,487
11/01/2043	5.875%	1,875,000	1,876,655
Total			6,182,349
Hospital 12.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,316,428
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,229,528
11/15/2044	5.000%	2,000,000	2,223,116
Revenue Bonds
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,843,409
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,068,191
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	3,000,000	2,951,809
California Infrastructure & Economic Development Bank
Revenue Bonds
Adventist Health Energy Project
Series 2024
07/01/2054	5.250%	2,000,000	2,087,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,007,168
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,702,150
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	3,987,904
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,800,577
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,661,083
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,068,461
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,816,931
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,442,146
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	419,303
Total			41,625,379
Human Service Provider 0.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,011,809
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 0.6%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,572
Local General Obligation 10.4%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	844,912
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,217,470
Series 2021B
08/01/2046	3.000%	3,175,000	2,562,404
08/01/2050	2.375%	3,000,000	1,891,790
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,126,692
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,709,738
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	374,594
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,917,033
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,106,664
Los Angeles Unified School District
Unlimited General Obligation Bonds
Sustainable Bonds
Series 2024-QRR
07/01/2049	4.000%	2,500,000	2,445,890
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,165,745
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	726,108
08/01/2034	0.000%	1,610,000	1,118,534
Poway Unified School District(d)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,927,017
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,163,649
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,503,508
Total			33,801,748
Multi-Family 13.6%
California Community Housing Agency(c)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	2,700,000	2,420,274
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,404,960	2,298,561
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	957,972
Series 2024
08/15/2059	5.000%	2,645,000	2,726,919
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,250,839
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,403,689
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	2,975,000	2,537,217

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CMFA Special Finance Agency VIII(c)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,800,000	1,527,931
CSCDA Community Improvement Authority(c)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,898,261
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,528,649
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,390,288
12/01/2056	4.000%	1,000,000	763,364
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,284,242
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,399,612
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,531,508
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	618,386
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,298,009
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,367,657
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,034,509
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,705,616
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,593,424
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,666,837	3,415,432
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,387,145	1,870,869
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,629,740
Total			44,452,968
Municipal Power 0.6%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	1,080,750
Series 2012A
07/01/2042	0.000%	1,780,000	979,000
Total			2,059,750
Other Bond Issue 0.1%
California Infrastructure & Economic Development Bank(a),(b),(c)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	500,000	514,930
Ports 0.2%
Port of Los Angeles(b)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	274,588
08/01/2037	5.000%	250,000	272,497
08/01/2038	5.000%	200,000	216,732
Total			763,817
Prep School 0.9%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2054	4.000%	3,000,000	2,838,496
Prepaid Gas 5.3%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,409
Series 2024 (Mandatory Put 10/01/32)
08/01/2055	5.000%	3,000,000	3,177,921
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,397,634
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,042,384
California Community Choice Financing Authority(a)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	2,980,000	3,226,802
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,228,243
Total			17,131,393
Refunded / Escrowed 2.5%
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,012,476
07/01/2046	6.375%	155,000	156,934
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	151,276
Conejo Valley Unified School District(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2030	0.000%	1,000,000	774,522
Glendale Unified School District(d)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,434,396
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	718,703
Riverside Community College District(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	467,970
San Diego Unified School District(d)
Prerefunded 07/01/25 Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,462,748
Total			8,179,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.0%
California Municipal Finance Authority(b),(c),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 6.2%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,015,556
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,286,573
PRS-California Obligated Group Projects
Series 2024
04/01/2049	5.000%	1,000,000	1,044,839
04/01/2054	5.000%	1,540,000	1,598,828
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,798,275
10/01/2049	4.000%	2,500,000	2,186,477
California Public Finance Authority(c)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2056	5.000%	1,000,000	915,988
The James
Series 2024A
06/01/2059	6.375%	3,000,000	2,917,903
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,161,561
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,560,821
Series 2021
04/01/2046	3.000%	1,000,000	767,945
04/01/2051	3.000%	1,250,000	902,004
Total			20,156,770

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 3.9%
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,753,785	1,117,161
Subordinated Series 2022
11/01/2043	0.000%	766,041	480,307
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	18,600,000	6,079,693
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,998,479
Total			12,675,640
Special Non Property Tax 0.5%
City of Roseville
Special Tax Bonds
Amoruso Ranch Community Facilities District No. 1
Series 2024
09/01/2054	5.000%	1,500,000	1,539,721
Special Property Tax 7.2%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	790,000	792,348
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	370,000	371,040
California Municipal Finance Authority
Special Tax Bonds
Wildhawk North
Series 2024
09/01/2054	5.000%	1,500,000	1,537,389
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,478,703
09/01/2036	5.000%	2,435,000	2,453,304
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(c)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	979,717
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	790,139
09/01/2051	4.000%	865,000	771,042
City of Sacramento
Special Tax Bonds
Greenbriar Community Facilities District No. 2018-03
Series 2024
09/01/2054	5.000%	1,000,000	1,001,945
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,039,481
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	978,324
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,968,253
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,060,983
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,000,469
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,370
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,073,149
Total			23,549,656
State Appropriated 0.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2024
09/01/2039	5.000%	1,400,000	1,585,182
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,348,771
Total			2,933,953
State General Obligation 3.9%
Commonwealth of Puerto Rico(e)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	1,000,000	898,776
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,093,662
Series 2024
09/01/2053	5.000%	3,000,000	3,246,330
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	3,947,988
Series 2024
08/01/2044	5.000%	1,250,000	1,381,079
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			12,569,839
Tobacco 3.3%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	3,000,000	2,698,303
California County Tobacco Securitization Agency(d)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	22,780,000	4,512,941
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,076,736
Tobacco Securitization Authority of Southern California(d)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,404,166
Total			10,692,146
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.9%
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,744,984
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,149,802
Riverside County Transportation Commission(d)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,557,944
06/01/2033	0.000%	2,940,000	2,136,972
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,079,758
Total			12,669,460
Water & Sewer 2.4%
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	5,000,000	5,386,374
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,448,346
Total			7,834,720
Total Municipal Bonds (Cost $339,539,679)			312,700,849

Municipal Short Term 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.6%
California Pollution Control Financing Authority(a),(b),(c)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 02/18/25)
07/01/2043	4.050%	2,000,000	2,000,262
Total Municipal Short Term (Cost $2,000,000)			2,000,262

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2025 (Unaudited)

Money Market Funds 0.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(g)	1,900,820	1,901,010
Total Money Market Funds (Cost $1,900,820)		1,901,010
Total Investments in Securities (Cost: $350,440,499)		323,602,121
Other Assets & Liabilities, Net		2,140,815
Net Assets		325,742,936
At January 31, 2025, securities and/or cash totaling $216,000 were pledged as collateral.

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(108)	03/2025	USD	(11,755,125)	—	(22,830)
Notes to Portfolio of Investments
(a)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2025.

(b)	Income from this security may be subject to alternative minimum tax.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $75,609,925, which represents 23.21% of total net assets.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $18,082,512, which represents 5.55% of total net assets.

(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic California Municipal Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT123_10_R01_(03/25)